INVENTORY (Details) - USD ($) $ in Millions	Jul. 06, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials	$ 74	$ 72
Finished goods	74	69
Operating and maintenance supplies	86	79
Inventory	234	220
Inventory provision	$ 15	$ 20